Exceptional Items - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets			$ 22
Derecognition of lease liabilities			71
Gain on termination of lease			30
Repayments of bonds, notes and debentures	$ 209		290
Provisions charged to income statement (incl onerous contracts)	54
Impairment loss on financial assets	5	$ 0	88
Derecognition of right of use assets and lease liabilities	$ 0		$ 22
Applicable tax rate	19.00%	19.00%	19.00%	19.00%
Tax rate effect from change in tax rate	0.10%		0.50%	0.50%
Current tax benefit	$ 183	$ 139	$ 43
Decrease through impairment, contract assets	(5)
Increase Through Impairment Contract Assets	3	$ 0
Associates [member]
Disclosure Of Exceptional Items [line items]
Additional Expenses Allocated	60
Current tax benefit	15
Liability Recognised Reflecting Unavoidable Obligation Amount	$ 18
Right-of-use assets [member]
Disclosure Of Exceptional Items [line items]
Derecognition of right of use assets net book value			49
2022 Bonds [Member]
Disclosure Of Exceptional Items [line items]
Notional amount | £				£ 400
Repayments of bonds, notes and debentures | £				£ 227
Bond interest rate				3.875%	3.875%
Maturity date	8 October 2022
2024 Bonds [Member]
Disclosure Of Exceptional Items [line items]
Notional amount | €					€ 500
Bond interest rate				1.625%	1.625%
Maturity date	8 october 2024
2028 Bonds [Member]
Disclosure Of Exceptional Items [line items]
Notional amount | £				£ 400
Bond interest rate				3.375%	3.375%
Maturity date	8 October 2028
UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Derecognition of right of use assets and lease liabilities			18
UK Portfolio [member] | Right-of-use assets [member]
Disclosure Of Exceptional Items [line items]
Derecognition of right of use assets net book value			22
Lease Liability [Member] | UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Derecognition of right of use assets net book value			40
Exceptional items [member] | Onerous Contracts Provisions [Member]
Disclosure Of Exceptional Items [line items]
Provisions charged to income statement (incl onerous contracts)			(10)
Exceptional items [member] | EMEAA [member]
Disclosure Of Exceptional Items [line items]
Litigation settlement amount			14
Exceptional items [member] | UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs			4
Derecognition of right of use assets and lease liabilities			18
Exceptional items [member] | UK Portfolio [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs			(4)
Exceptional items [member] | UK Portfolio [member] | Onerous Contracts Provisions [Member]
Disclosure Of Exceptional Items [line items]
Provisions charged to income statement (incl onerous contracts)			10
Tax on exceptional items [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs			4
Gain on Lease Termination [Member]
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets			60
Derecognition of lease liabilities			90
Exceptional Tax Items [Member]
Disclosure Of Exceptional Items [line items]
Applicable tax rate		19.00%
Tax rate effect from change in tax rate		25.00%
Deferred tax credit arising from remasurement of Siginificant US deferred tax reforms		$ 4
Tax effect from change in tax rate		$ 34
System Fund [member] | Exceptional items [member] | Administrative Expenses [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs			20
SVC [Member]
Disclosure Of Exceptional Items [line items]
Impairment loss on financial assets			33
Impairment loss on contract assets			33
Trade deposits and loans [member]
Disclosure Of Exceptional Items [line items]
Impairment loss on financial assets			15
Key money and performance guarantee payments on individual properties [member]
Disclosure Of Exceptional Items [line items]
Impairment loss on contract assets			$ 20